5. The Congo Project	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Congo Project
5. The Congo Project

On October 18, 2012, the Company entered into an agreement with Nueva Pudahuel S.A. dba Sociedad Minera Pudahuel ("SMP") pursuant to which the Company acquired the land, laboratory, tailings and other assets of the closed mine of La Africana, commonly known as the "Congo Project”, in the Santiago, Chile metropolitan area. The land is approximately 81.2 hectares and contains an estimated 2.4 million tons of copper-rich tailings.

The Company entered into the agreement through Procesamiento de Relaves Pudahuel Limitada dba Mineraltus Pudahuel Ltd., a newly created subsidiary owned 99% by the Company's subsidiary Mineraltus SA.

The Company has agreed to remove the tailings and restore the value of the property so that it can be used for real estate development projects. The Company will separate the copper from the tailings with the intention of manufacturing an estimated 24,000 tons of food-grade, penta-hydrated copper sulfate. The Company plans to construct a copper sulfate processing plant on the property to process the tailings at an estimated cost of $6.2 million. The project, known in the industry as the "Congo Project," has received all necessary approvals and permits from the Chilean authorities.

Financing for the project will be provided by the Company as a loan, and the Company will be entitled to 100% of the profits. The project was structured as a purchase / buy-back to ensure that all necessary assets remain under our control for the duration of the project. The Company purchase price was $7 million payable as follows:

•	$360,000 was paid on November 26, 2012 for the right to use all assets and facilities;

•	$436,858 payable upon completion of the copper sulfate processing plant on site no later than November 13, 2014 as the final payment for the assets;

•	$6,203,172 payable in equal monthly installments of $77,540 beginning on July 1, 2013 for the lease of the Lo Aguirre main pit. SMP may request that the final 12 lease payments not be made by the Company in exchange for the return of 60.2 hectares of land at their option on or before date the 69th lease payment is made. Lease payments had not yet begun and were in default as of the time of this filing.

SMP will have the right to buy back 18 of the 21 remaining hectares owned by the Company at the end of the project at a rate of 1UF (Unidad de Fomento) per square meter which would be equal to approximately US$8.8M at today’s exchange rate. The Company will retain ownership of the remaining three hectares.

On October 18, 2012, the Company entered into an agreement with Nueva Pudahuel S.A. dba Sociedad Minera Pudahuel ("SMP") pursuant to which the Company acquired the land, laboratory, tailings and other assets of the closed mine of La Africana, commonly known as the "Congo Project”, in the Santiago, Chile metropolitan area. The land is approximately 81.2 hectares and contains an estimated 2.4 million tons of copper-rich tailings.

 The Company entered into the agreement through Procesamiento de Relaves Pudahuel Limitada dba Mineraltus Pudahuel Ltd., a newly created subsidiary owned 99% by the Company's subsidiary Mineraltus SA.

The Company has agreed to remove the tailings and restore the value of the property so that it can be used for real estate development projects. The Company will separate the copper from the tailings with the intention of manufacturing an estimated 24,000 tons of food-grade, penta-hydrated copper sulfate. The Company plans to construct a copper sulfate processing plant on the property to process the tailings at an estimated cost of $6.2 million. The project, known in the industry as the "Congo Project," has received all necessary approvals and permits from the Chilean authorities.

Financing for the project will be provided by the Company as a loan, and the Company will be entitled to 100% of the profits. The project was structured as a purchase / buy-back to ensure that all necessary assets remain under our control for the duration of the project. The Company purchase price was $7 million payable as follows:

·	$360,000 was paid on November 26, 2012 for the right to use all assets and facilities;

·	$436,858 payable upon completion of the copper sulfate processing plant on site no later than November 13, 2014 as the final payment for the assets;

·	$6,203,172 payable in equal monthly installments of $77,540 beginning on July 1, 2013 for the lease of the Lo Aguirre main pit. SMP may request that the final 12 lease payments not be made by the Company in exchange for the return of 60.2 hectares of land at their option on or before date the 69th lease payment is made.

 SMP will have the right to buy back 18 of the 21 remaining hectares owned by the Company at the end of the project at a rate of 1UF (Unidad de Fomento) per square meter which would be equal to approximately US$8.8M at today’s exchange rate. The Company will retain ownership of the remaining three hectares.